Notes Payable (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument interest rate	2.00%	2.00%	2.00%
Note Payable [Member]
Note payable outsanding	$ 2,486	$ 2,986	$ 7,986
Debt instrument interest rate	2.00%	2.00%	2.00%
Repaid note	$ 500	$ 5,000	$ 10,014
Promissory Note [Member] | Pride Partners LLC [Member]
Note payable outsanding			$ 75,000
Debt instrument interest rate			10.00%
Debt maturity date			Jun. 20, 2020